COMMITMENTS AND CONTINGENCIES	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES:
COMMITMENTS AND CONTINGENCIES

NOTE 9 COMMITMENTS AND CONTINGENCIES

Certain of the Company’s officers and directors are involved in other related business activities and most likely will become involved in other business activities in the future.

NOTE 9 COMMITMENTS AND CONTINGENCIES

Certain of the Company’s officers and directors are involved in other related business activities and most likely will become involved in other business activities in the future.